Changes in Capital (Tables)	9 Months Ended
Sep. 30, 2013
Changes in Capital [Abstract]
Changes in Capital
Changes in capital as of September 30, 2013 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2012	$3,759,766	$43,502	$3,803,268
Comprehensive income:
Net income	335,178	6,304	341,482
Other comprehensive income, net of tax:
Unrealized gains on investments	88	—	88
Foreign currency translation adjustment	(9,463)	(157)	(9,620)
Changes in employee benefit related items	235	—	235
Comprehensive income	326,038	6,147	332,185

Cash distributions to General Partner and unitholders	(338,112)	—	(338,112)
Receivables from affiliates	(4,517)	—	(4,517)
Compensation-related transactions	126,090	—	126,090
Other	(462)	(4,355)	(4,817)
Balance as of September 30, 2013	$3,868,803	$45,294	$3,914,097

Changes in capital as of September 30, 2012 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2011	$3,975,462	$54,025	$4,029,487
Comprehensive income:
Net income	117,217	1,985	119,202
Other comprehensive income, net of tax:
Unrealized gains on investments	553	—	553
Foreign currency translation adjustment	4,973	9	4,982
Changes in employee benefit related items	48	—	48
Comprehensive income	122,791	1,994	124,785

Cash distributions to General Partner and unitholders	(206,694)	—	(206,694)
Capital contributions (distributions)	2,522	(9,833)	(7,311)
Purchase of AllianceBernstein Units	(3,049)	—	(3,049)
Compensation-related transactions	13,410	—	13,410
Balance as of September 30, 2012	$3,904,442	$46,186	$3,950,628